Annual Fund Operating Expenses - Hartford Schroders International Stock Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual fund operating expenses	1.12%
Class C
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%	[1]
Total annual fund operating expenses	1.85%
Class I
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[1]
Total annual fund operating expenses	0.83%
Class R3
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.29%	[1]
Total annual fund operating expenses	1.46%
Class R4
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%	[1]
Total annual fund operating expenses	1.15%
Class R5
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[1]
Total annual fund operating expenses	0.87%
Class Y
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual fund operating expenses	0.82%
Class F
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual fund operating expenses	0.75%
Class SDR
Operating Expenses:
Management fees	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual fund operating expenses	0.75%

[1]	“Other expenses” for Class R5 have been restated to reflect the estimated transfer agency fees for the current year.